Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

January 15, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Hamilton Lane Private Assets Fund (the “Fund”)
(Registration Nos. 333-281037; 811-23509)
Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Fund’s Preliminary Proxy Statement. This Preliminary Proxy Statement is being filed in connection with a special meeting of shareholders of the Fund being held to (i) approve a new investment management agreement for the Fund, and (ii) to approve the conditional adoption of a fundamental policy in reliance on Rule 23c-3 under the Investment Company Act of 1940, as amended, to convert to an interval fund in the future.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959 or in my absence, Gloria Liu at (215) 255-6842.

Sincerely,

/s/ Joshua B. Deringer
Joshua B. Deringer